Segment and geographic information - Net Interest Revenue (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Segment Reporting Information [Line Items]
Non-interest expenses	¥ 1,575,901		¥ 1,450,902		¥ 1,037,443
Segment [Domain]
Segment Reporting Information [Line Items]
Non-interest revenue	1,648,251		1,412,063		1,056,285
Net interest revenue	127,695		119,989		91,309
Net revenue	1,775,946		1,532,052		1,147,594
Non-interest expenses	1,575,901		1,450,902		1,037,443
Income (loss) before income taxes	200,045		81,150		110,151
Retail [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	394,294		347,385		389,404
Net interest revenue	3,631		2,873		3,029
Net revenue	397,925		350,258		392,433
Non-interest expenses	297,297		287,128		291,245
Income (loss) before income taxes	100,628		63,130		101,188
Asset Management [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	66,489		63,022		62,670
Net interest revenue	2,448		2,778		3,865
Net revenue	68,937		65,800		66,535
Non-interest expenses	47,768		45,281		46,513
Income (loss) before income taxes	21,169		20,519		20,022
Wholesale [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	491,773		428,738		532,527
Net interest revenue	153,083		126,311		93,607
Net revenue	644,856		555,049		626,134
Non-interest expenses	573,199		592,701		622,000
Income (loss) before income taxes	71,657		(37,652)		4,134
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	695,695		572,918		71,684
Net interest revenue	(31,467)		(11,973)		(9,192)
Net revenue	664,228		560,945		62,492
Non-interest expenses	657,637		525,792		77,685
Income (loss) before income taxes	¥ 6,591	[1]	¥ 35,153	[1]	¥ (15,193)	[1]

[1]	In accordance with the realignment in April 2012, certain prior period amounts of Wholesale and "Other" have been reclassified to conform to the current period presentation.